Income taxes Income taxes - Reconciliation of Effective Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Federal rate	35.00%	35.00%	35.00%
State and local income taxes, net of federal income tax benefit	1.80%	1.60%	0.60%
Foreign operations	(4.20%)	(5.60%)	(6.60%)
Tax credits	(3.70%)	(2.20%)	(1.40%)
Tax-exempt income	(1.90%)	(1.80%)	(2.50%)
Leverage lease adjustment	(1.40%)	(0.90%)	(1.30%)
Carryback claim	(1.10%)	(0.00%)	(0.00%)
Effective Income Tax Rate Reconciliation, Change in Enacted Tax Rate, Percent	(13.30%)	0.00%	0.00%
Other – net	(0.40%)	(1.20%)	0.10%
Effective tax rate	10.80%	24.90%	23.90%